Capital management	12 Months Ended
Dec. 31, 2024
Disclosure Of Detailed Information About Capital Management [Abstract]
Capital management

16. Capital management

Obsidian Energy manages our capital to provide a flexible structure to support capital programs, production maintenance and other operational strategies. Attaining a strong financial position enables the capture of business opportunities and supports Obsidian Energy’s business strategy of providing strong shareholder returns.

Obsidian Energy defines capital as the sum of shareholders’ equity and debt. Shareholders’ equity includes shareholders’ capital, other reserves and retained earnings (deficit). Debt includes drawings under our syndicated credit facility and our senior unsecured notes.

Management reviews Obsidian Energy’s capital structure to allow our objectives and strategies to be met. The capital structure is reviewed based on a number of key factors including, but not limited to, current market conditions, hedging positions, trailing and forecast debt to funds flow ratios and other economic risk factors.

The Company intends to continue to identify and evaluate hedging opportunities in order to reduce our exposure to fluctuations in commodity prices and protect our future cash flows and capital programs.

	As at December 31
	2024	2023
Components of capital
Shareholders' equity	$1,405.8	$1,643.8
Long-term debt	$339.2	$224.9